Business Combination and Other Transaction (Details) - USD ($)		12 Months Ended
	Nov. 19, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Combination and Other Transaction [Line Items]
Cash	$ 200,000
Cash consideration		$ 670,000
Percentage of revenues received	10.00%
Aggregate amount		200,000
Inatangible asset		316,000
Goodwill		316,000			$ 7,420,000
Nanox Health IT Inc [Member]
Business Combination and Other Transaction [Line Items]
Percentage of shares acquired	100.00%
Cash consideration	$ 600,000
Revenue	382,000
Net loss amount	$ 165,000
Aggregate amount		$ 600,000
Percentgae of liabilities		24.40%
Inatangible asset		$ 381,000
Goodwill		$ 316,000
Useful-life		7 years 29 days
Acquisition-related costs		$ 116